Financial risk management	6 Months Ended
Dec. 31, 2024
Financial risk management [Abstract]
Financial risk management
Note 16. Financial risk management

Framework
The Group is involved in activities that expose it to a variety of financial risks including:
a)   Credit risk
b)   Liquidity risk
c)   Capital management risk
d)   Market risk related to commodity pricing, interest rates and currency fluctuations.

The Board of Directors has overall responsibility for the establishment and oversight of the financial risk management framework of the Group. Management is responsible for monitoring the financial risks.

The objective of the financial risk management strategy is to minimise the impact of volatility in financial markets on the financial performance, cash flows and shareholder returns. This requires the identification and analysis of relevant financial risks and possible impact on the achievement of the Group’s objectives.

The Group does not undertake any hedging activities.

Fair value measurement
All financial instruments for which fair value is recognised or disclosed are categorised within the fair value hierarchy, based on the lowest level input that is significant to the fair value measurement, as follows:

●	Level 1 – Quoted market prices in an active market (that are unadjusted) for identical assets or liabilities.
●	Level 2 – Valuation techniques (for which the lowest level input that is significant to the fair value measurement is directly or indirectly observable).
●	Level 3 – Valuation techniques (for which the lowest level input that is significant to the fair value measurement is unobservable).

The carrying amounts of the Group’s financial assets and liabilities are a reasonable approximation of their fair values. During the 6 months ended 31 December 2024, there were no transfers between Level 1 and Level 2 fair value measurements, and no transfers into or out of Level 3 fair value measurements. (31 December 2023: Nil)

The fair value of the options granted is determined by using the Black & Scholes option pricing model and the fair value of performance-based performance rights is determined by using the Monte Carlo model.